Multi-Sector Account Portfolios	07/01/2015 to 06/30/2016

ICA File Number: 811-22620
Registrant Name: T. Rowe Price Multi-Sector Account Portfolios, Inc.
Reporting Period: 07/01/2015 - 06/30/2016

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22620

T. Rowe Price Multi-Sector Account Portfolios, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Ryan Nolan
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: 2/28

Date of reporting period: 07/01/2015 to 06/30/2016

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Multi-Sector Account Portfolios, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 31, 2016

========== Emerging Markets Corporate Multi-Sector Account Portfolio ===========

CONTROLADORA MABE 7.875% NOTES DUE OCTOBER 28, 2019

Ticker:       N/A            Security ID:  B56D847
Meeting Date: JAN 27, 2016   Meeting Type: Consent
Record Date:  JAN 27, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The company is seeking consents to the  N/A       Yes          Management
      proposed amendment to the indenture as
      described in the documentation.

--------------------------------------------------------------------------------

COUNTRY GARDEN HLDG CO 7.5% NOTES DUE JANUARY 10, 2023

Ticker:       N/A            Security ID:  B976111
Meeting Date: DEC 08, 2015   Meeting Type: Consent
Record Date:  DEC 08, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Consent Granted - Event or proposal     N/A       Yes          Management
      approved.

--------------------------------------------------------------------------------

KAZMUNAYGAS NATIONAL CO 4.4% NOTES DUE APRIL 30, 2023

Ticker:       N/A            Security ID:  B906YG4
Meeting Date: JUL 08, 2015   Meeting Type: Consent
Record Date:  JUL 08, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Consent with early premium              N/A       Yes          Management

--------------------------------------------------------------------------------

MILLICOM INTL  6.625% NOTES DUE OCTOBER 15, 2021

Ticker:       N/A            Security ID:  BFP9VZ8
Meeting Date: JUL 22, 2015   Meeting Type: Consent
Record Date:  JUL 22, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Consent Granted - Event or proposal     N/A       Yes          Management
      approved.

--------------------------------------------------------------------------------

SABLE INTL 144A 6.875% NOTES DUE AUGUST 1, 2022

Ticker:       N/A            Security ID:  BYQ3WZ9
Meeting Date: NOV 18, 2015   Meeting Type: Consent
Record Date:  NOV 18, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Consent to the proposed amendments and  N/A       Yes          Management
      waivers. Subject to proration.

============ Emerging Markets Local Multi-Sector Account Portfolio =============

COSAN LUXEMBOURG 9.50% NOTES DUE MARCH 14, 2018

Ticker:       N/A            Security ID:  B9LVW64
Meeting Date: JUN 09, 2016   Meeting Type: Consent and Tender
Record Date:  JUN 09, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Tender and Consent with Early Premium   N/A       Yes          Management

================= Floating Rate Multi-Sector Account Portfolio =================

MARKWEST ENERGY 4.50% NOTES DUE JULY 15, 2023

Ticker:       N/A            Security ID:  B8B0B34
Meeting Date: DEC 07, 2015   Meeting Type: Exchange Offer
Record Date:  DEC 07, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Exchange and Consent Offer with Early   N/A       Yes          Management
      Premium

--------------------------------------------------------------------------------

ROSETTA RESOURCES 5.875% NOTES DUE JUNE 1, 2022

Ticker:       N/A            Security ID:  BGF77T5
Meeting Date: JUL 07, 2015   Meeting Type: Exchange Offer
Record Date:  JUL 07, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Exchange with Early Consent Premium     N/A       Yes          Management

--------------------------------------------------------------------------------

ROSETTA RESOURCES 5.875% NOTES DUE JUNE 1, 2022

Ticker:       N/A            Security ID:  BMSSMF8
Meeting Date: JUL 07, 2015   Meeting Type: Exchange Offer
Record Date:  JUL 07, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Exchange with Early Consent Premium     N/A       Yes          Management

================== High Yield Multi-Sector Account Portfolio ===================

CGG SA 6.875% NOTES DUE JANUARY 2022

Ticker:       N/A            Security ID:  BSNMBY9
Meeting Date: NOV 24, 2015   Meeting Type: Exchange Offer
Record Date:  NOV 24, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Exchange and Consent Offer with Early   N/A       Take No      Management
      Premium                                           Action

--------------------------------------------------------------------------------

CHESAPEAKE ENERGY 5.75% NOTES DUE 2023

Ticker:       N/A            Security ID:  B93V574
Meeting Date: DEC 08, 2015   Meeting Type: Exchange Offer
Record Date:  DEC 08, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Exchange and Consent Offer with Early   N/A       Yes          Management
      Premium

--------------------------------------------------------------------------------

H&E EQUIPMENT SERVICES D08102012 7% 09012022

Ticker:       N/A            Security ID:  B7ZKFZ3
Meeting Date: APR 26, 2016   Meeting Type: Consent
Record Date:  APR 26, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Consent                                 N/A       Take No      Management
                                                        Action

--------------------------------------------------------------------------------

NII HOLDINGS, INC.

Ticker:       NIHD           Security ID:  62913F508
Meeting Date: MAY 25, 2016   Meeting Type: Annual
Record Date:  APR 01, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Steven M. Shindler       For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
4     Ratify KPMG LLP as Auditors             For       For          Management

--------------------------------------------------------------------------------

ROSETTA RESOURCES 5.875% NOTES DUE JUNE 1, 2022

Ticker:       N/A            Security ID:  BMSSMF8
Meeting Date: JUL 07, 2015   Meeting Type: Exchange Offer
Record Date:  JUL 07, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Exchange with Early Consent Premium     N/A       Yes          Management

--------------------------------------------------------------------------------

TEREX CORP, 6.5% NOTES DUE APRIL 1, 2020

Ticker:       N/A            Security ID:  B7ZPQV1
Meeting Date: AUG 28, 2015   Meeting Type: Consent
Record Date:  AUG 28, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Consent to the proposed amendments.     N/A       Yes          Management

--------------------------------------------------------------------------------

TEREX CORP,6.00% NOTES DUE MAY 15, 2021

Ticker:       N/A            Security ID:  B8N05Q3
Meeting Date: AUG 28, 2015   Meeting Type: Consent
Record Date:  AUG 28, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Consent to the proposed amendments.     N/A       Yes          Management

--------------------------------------------------------------------------------

TERRAFORM POWER 5.875% NOTES DUE FEBRUARY 1, 2023

Ticker:       N/A            Security ID:  BVM7Q29
Meeting Date: JUN 27, 2016   Meeting Type: Consent
Record Date:  JUN 27, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The holder consents to the proposed     N/A       Take No      Management
      waiver.                                           Action

========== Investment-Grade Corporate Multi-Sector Account Portfolio ===========

LLOYDS TSB BANK PLC 144A 6.5% NOVEMBER 14, 2020

Ticker:       N/A            Security ID:  B68L8V3
Meeting Date: NOV 30, 2015   Meeting Type: Exchange Offer
Record Date:  NOV 30, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Exchange and Consent Offer with Early   N/A       Yes          Management
      Premium

--------------------------------------------------------------------------------

OMNICARE INC 5.00% NOTES DUE DECEMBER 1, 2024

Ticker:       N/A            Security ID:  B3L74Q9
Meeting Date: SEP 28, 2015   Meeting Type: Exchange Offer
Record Date:  SEP 28, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Exchange and Consent with Early         N/A       Yes          Management
      Exchange Premium

========== Mortgage-Backed Securities Multi-Sector Account Portfolio ===========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============================ END NPX REPORT ====================================